Equity - Additional information (Details) $ / shares in Units, $ in Billions, $ in Billions				1 Months Ended	12 Months Ended
	Jul. 27, 2025 COP ($)	Apr. 29, 2025 COP ($)	Apr. 04, 2025 COP ($)	Jul. 31, 2024	Dec. 31, 2025 COP ($) $ / shares shares	Dec. 31, 2024 COP ($) installment $ / shares shares	Dec. 31, 2023 COP ($) shares	Dec. 31, 2024 USD ($) installment shares	Sep. 30, 2011 COP ($)
Equity
Authorized capital					$ 36,540
Number of ordinary shares authorised | shares					60,000,000,000
Treasury shares | shares					18,883,305,310
Treasury shares amount					$ 11,500
Number of outstanding shares | shares					41,116,694,690	41,116,694,690	41,116,694,690	41,116,694,690
Potentially dilutive financial instruments outstanding | shares					0	0
Proportion of shares available for public trade held privately					11.51%
Number of shares available for public trade held privately | shares					4,731,906,273
Proportion of shares held by majority share holders					88.49%
Number of shares held by majority share holders | shares					36,384,788,417
Subscribed and paid in capital					$ 25,040	$ 25,040
Additional paid in capital					6,608	6,608
Additional paid in capital receivable					143
Dividends paid					11,717	15,565	$ 5,571
Dividends distributed					$ 8,799	$ 12,829
Dividend paid by share corresponds, per share | $ / shares					$ 214	$ 312
Number of equal dividend installments to minority shareholders | installment						2		2
Number of dividend installments to majority shareholders | installment						3		3
Profit distribution project reserve								$ 16,635
Dividend payables					$ 224	$ 629
Business combination						(159)
Dividends paid to equity holders of parent, classified as financing activities	$ 3,286	$ 2,300	$ 2,200
Retained earnings
Equity
Business combination						(103)
Non-controlling interest
Equity
Business combination						(56)
Oleoducto de Colombia S.A. | Repsol Ductos de Colombia
Equity
Percentage of ownership interest held				7.14%
Ecopetrol
Equity
Dividends paid					8,784	12,804	$ 2,747
Share-based payment arrangements
Equity
Additional paid in capital					4,458	4,458
Surplus over nominal value arising from the sale of shares awarded in the second round
Equity
Additional paid in capital					2,118	2,118			$ 2,118
Financial guarantee contracts
Equity
Additional paid in capital					$ 32	$ 32